REPORTING ENTITY - Other events - Loss allowance expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loss allowance expense, loans	$ 6,236,945	$ 4,172,741
Loss allowance expense, loans, variation	2,064,204
Loss allowance expense, other receivables	76,357	64,640
Loss allowance expense, other receivables, variation	11,717
Commercial lending portfolio
Disclosure of financial assets [line items]
Loss allowance expense, loans	2,213,075	1,341,570
Loss allowance expense, loans, variation	871,505
Interbank and overnight funds
Disclosure of financial assets [line items]
Loss allowance expense, loans	(135)	284
Loss allowance expense, loans, variation	(419)
Loans to consumers
Disclosure of financial assets [line items]
Loss allowance expense, loans	3,657,823	2,659,750
Loss allowance expense, loans, variation	998,073
Mortgages
Disclosure of financial assets [line items]
Loss allowance expense, loans	290,140	126,197
Loss allowance expense, loans, variation	163,943
Microcredit
Disclosure of financial assets [line items]
Loss allowance expense, loans	76,042	$ 44,940
Loss allowance expense, loans, variation	$ 31,102